Note 13 - Redeemable Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Redeemable Preferred Stock [Text Block]

13. Redeemable Preferred Stock

Reverse Recapitalization

The redeemable Series X preferred stock, par value of $0.0001, carried an annual 7% cumulative dividend, payable upon a liquidation, dissolution, winding up or, upon the election of the stockholders, upon redemption. Due to the contractual provisions of the redeemable Series X preferred stock, the Series X preferred stock was accounted for as mezzanine equity.

Upon the closing of the Merger (“Closing”), we cancelled and converted all 2,033,230 shares of issued and outstanding redeemable Series X preferred stock and preferred dividends amounting to $21.4 million into 2,140,340 shares of Satellogic Class A ordinary shares, based on the conversion price of $10.00 per share, at the time the Merger became effective.

As of September 30, 2023, there were no issued and outstanding shares of redeemable Series X preferred stock.

13. Redeemable Preferred Stock

Reverse Recapitalization

The redeemable Series X preferred stock, par value of $0.0001, carried an annual 7% cumulative dividend, payable upon a liquidation, dissolution, winding up or, upon the election of the stockholders, upon redemption. Due to the contractual provisions of the redeemable Series X preferred stock, the Series X preferred stock was accounted for as mezzanine equity.

Upon Closing, we canceled and converted all 2,033,230 shares of issued and outstanding redeemable Series X preferred stock and preferred dividends amounting to $21.4 million into 2,140,340 shares of Satellogic Class A ordinary shares, based on the conversion price of $10.00 per share, at the time the Merger became effective.

As of December 31, 2022, there were no issued and outstanding shares of redeemable Series X preferred stock.